UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05011

Name of Fund:   BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 09/30/2015

Item 1 – Report to Stockholders

SEPTEMBER 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BIF Multi-State Municipal Series Trust

➢	BIF California Municipal Money Fund
➢	BIF Connecticut Municipal Money Fund
➢	BIF Massachusetts Municipal Money Fund
➢	BIF New Jersey Municipal Money Fund
➢	BIF New York Municipal Money Fund
➢	BIF Ohio Municipal Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended September 30, 2015. U.S. economic growth was picking up considerably in the fourth quarter of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed”) would eventually be inclined to raise short-term interest rates. International markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. Investors piled into U.S. Treasury bonds as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening demand caused oil prices to slide once again, igniting another steep sell-off in emerging markets. Global volatility spiked higher as investors speculated whether the Fed would raise rates at its September meeting. News that the rate hike had been postponed brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Global equities and high yield bonds broadly declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.18)%	(0.61)%
U.S. small cap equities (Russell 2000® Index)	(11.55)	1.25
International equities (MSCI Europe, Australasia, Far East Index)	(9.68)	(8.66)
Emerging market equities (MSCI Emerging Markets Index)	(17.33)	(19.28)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.21)	6.03
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.47)	2.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.70	3.00
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(4.82)	(3.40)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2015

The Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged at the target range of 0.00% to 0.25% for the six-month period ended September 30, 2015. Expectations that the FOMC would raise short-term interest rates at their last meeting of the period on September 16 -17 remained relatively high going into early September. However, global economic developments and equity market volatility caused a tempering of those expectations as the date approached. At the meeting, the FOMC held rates at 0.00% to 0.25%, highlighting that “recent global economic and financial developments may restrain economic activity somewhat and are likely to put further downward pressure on inflation in the near term.” Additionally, the FOMC’s median dot plot demonstrated a lower expectation for the trajectory of future rate moves. FOMC Chairwoman Janet Yellen’s post-meeting comments cited global economic developments, strength of the dollar and tightening of financial conditions as reasons for not moving.

While uncertainty continues to remain as to the exact timing of a rate hike, most market participants agree that the FOMC will act at some point in the near term. As such, investor demand will continue to be skewed toward shorter tenors in fixed-rate securities with select purchases in longer-term floating-rate product. Ultimately, our opinion is that economic data will drive the FOMC’s decision. Ms. Yellen has indicated this sentiment on a number of occasions. Additionally, she has stated that too much emphasis is being placed on the first rate move while investors should focus on the full trajectory of rate hikes. Ms. Yellen further noted that there is “no plan to follow any type of mechanical approach” in terms of how the FOMC will raise rates once the hikes begin.

U.S. Treasury bill supply continues to fall as the United States approaches the limits of its borrowing authority. This is a constantly evolving situation, with the latest estimate being that the Treasury would exhaust its use of “extraordinary measures” on November 5. After this date, the U.S. government will have only roughly $30 billion in available cash and no ability to borrow. We would expect the $30 billion to be depleted quickly with a “hard” debt ceiling date by mid-November.

In the eurozone, the European Central Bank (“ECB”) elected to maintain its deposit rate at a negative 0.20%. At the ECB’s most recent meeting, President Mario Draghi said that the ECB was willing and ready to act if further stimulus is necessary given the ECB’s downgrade to its inflation forecast. The ECB now expects inflation for 2016 to be 1.1%, whereas its previous forecast was 1.5%. Additionally, the ECB expects gross domestic product growth to be only 1.7% for 2016 versus the previous forecast of 1.9%. The Bank of England left its benchmark rate unchanged at 0.50% amid speculation that the first rate hike in over six years may be on the horizon.

London Interbank Offered Rates (“LIBOR”) moved higher over the period amid speculation of a possible rate hike from the FOMC later this year. The benchmark three-month LIBOR ended the period at 0.325%, which is just over five basis points (0.05%) higher than it had been six months prior.

Generally, the short-term tax-exempt market enters a period of seasonal weakness early in the spring as personal income tax payments due April 15 negatively impact fund flows. This year, redemptions were much larger than expected, forcing significant outflows from municipal money market funds. In order to satisfy the large amount of shareholder withdrawals, money funds broadly sold variable rate demand note (“VRDN”) securities back to dealers, causing dealer inventories to swell to a level not seen in three years. As supply increased, the rates on VRDN securities as measured by the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average seven-day rate, moved off an all-time low of 0.02% to a high of 0.11% in early May.

The month of June, however, ushered demand back into the VRDN market as money funds sought to reinvest the seasonal inflows of bond coupons as well as replace maturing longer-duration municipal notes. June also opens a window where municipalities begin to address 2016 fiscal budgets and satisfy their annual operating financing needs by issuing longer duration municipal notes. However, the continued improvement in the fiscal health of state and local municipal issuers has contributed to the reduced need for short-term borrowing, resulting in a reduction in one-year fixed-rate note issuance of more than 20% from last year’s levels. Although expectations for a federal funds rate hike before year end remains intact, a reduction in note issuance has contributed to only a moderate amount of upward pressure on one-year rates. The Municipal Market Advisors AAA General Obligation One-Year Index yield increased from 0.19% on April 1 to 0.23% on September 30. In addition, the reduced supply of fixed rate notes has contributed to an increase in demand for VRDN securities as an investment alternative, which resulted in the SIFMA Index dropping back to the historical low level of 0.02% by September 30.

Municipal money fund investors continue to be very selective within longer-duration maturities. As the FOMC’s change in monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, there is widespread desire to maintain defensive positioning with higher levels of liquidity and shorter weighted average maturities. We expect one-year levels to move higher once a rate change is enacted by the FOMC. In the meantime, reduced supply continues to play a role in keeping any yield increases to a moderate amount.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Fund Information as of September 30, 2015

BIF California Municipal Money Fund

BIF California Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF California Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	80%
Tax-Exempt Commercial Paper	13
Fixed Rate Notes	4
Variable Rate Notes	3

Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Connecticut Municipal Money Fund	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	60%
Fixed Rate Notes	14
Other Assets Less Liabilities	26

Total	100%

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Massachusetts’ personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Massachusetts Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	78%
Fixed Rate Notes	8
Variable Rate Notes	3
Other Assets Less Liabilities	11

Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	5

Fund Information (concluded)

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New Jersey Municipal Money Fund	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	47%
Fixed Rate Notes	21
Other Assets Less Liabilities	32

Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New York Municipal Money Fund	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	91%
Fixed Rate Notes	9

Total	100%

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Ohio’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Ohio Municipal Money Fund	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	83%
Fixed Rate Notes	17

Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Disclosure of Expenses

Shareholders of these Funds may incur the following charges:

(a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2015 and held through September 30, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
BIF California Municipal Money Fund	$1,000.00	$1,000.00	$0.40	0.08%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.10	$0.35	0.07%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$0.40	0.08%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.10	$0.55	0.11%
BIF New York Municipal Money Fund	$1,000.00	$1,000.00	$0.50	0.10%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.10	$0.50	0.10%
Hypothetical[2]
BIF California Municipal Money Fund	$1,000.00	$1,024.60	$0.40	0.08%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,024.65	$0.35	0.07%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,024.60	$0.40	0.08%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,024.45	$0.56	0.11%
BIF New York Municipal Money Fund	$1,000.00	$1,024.50	$0.51	0.10%
BIF Ohio Municipal Money Fund	$1,000.00	$1,024.50	$0.51	0.10%

[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	7

Schedule of Investments September 30, 2015 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 100.2%
Bay Area California Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA SBPA), 0.05%, 10/07/15 (a)(b)(c)	$3,500	$3,500,000
Bay Area Toll Authority, RB, VRDN (U.S. Bank NA LOC), 0.01%, 10/07/15 (b)	8,500	8,500,000
Bay Area Toll Authority, Refunding RB, VRDN (b):
(Bank of Tokyo Mitsubishi UFJ SBPA), 0.01%, 10/07/15	900	900,000
(Sumitomo Mitsui Banking SBPA), 0.01%, 10/07/15	2,000	2,000,000
California Community College Financing Authority, RB, Series A, 2.00%, 6/30/16	6,000	6,073,766
California Education Notes Program, RB, Series A, 2.00%, 6/30/16	8,200	8,302,683
California Educational Facilities Authority, Refunding RB, 3.00%, 10/01/15	500	500,036
California Health Facilities Financing Authority, RB, VRDN (b):
FLOATS (Bank of America NA Liquidity Agreement), 0.05%, 10/07/15 (a)(c)	2,860	2,860,000
P-FLOATS, Providence Health Services, Series B (Bank of America NA SBPA), 0.03%, 10/07/15 (a)(c)	10,995	10,995,000
St. Joseph Health System, Series C (Northern Trust Co. LOC), 0.01%, 10/01/15	2,450	2,450,000
Scripps Health, Series B (Wells Fargo Bank NA LOC), 0.01%, 10/07/15	4,180	4,180,000
Stanford Hospital & Clinics, Series C, 0.17%, 4/27/16	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, Series B, VRDN (b):
Catholic Healthcare (JPMorgan Chase & Co. LOC), 0.13%, 10/07/15	3,100	3,100,000
Childrens Hospital (U.S. Bank NA LOC), 0.01%, 10/07/15	3,500	3,500,000
California Housing Finance Agency, RB, AMT, VRDN, Series C (Bank of America NA SBPA), 0.01%, 10/07/15 (b)	10,000	10,000,000
California Housing Finance Agency, Refunding RB, AMT, VRDN, Series D (Royal Bank of Canada LOC), 0.01%, 10/07/15 (b)	6,495	6,495,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN (b):
Los Angeles Museum, Series B (Wells Fargo Bank NA LOC), 0.01%, 10/01/15	1,700	1,700,000

Municipal Bonds	Par (000)	Value
California (continued)
California Infrastructure & Economic Development Bank, Refunding RB, VRDN (b) (continued):
Pacific Gas & Electric Co., Series B (Mizuho Bank Ltd. LOC), 0.01%, 10/01/15	$3,595	$3,595,000
Pacific Gas & Electric Co., Series D (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 10/01/15	8,800	8,800,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank NA LOC), 0.05%, 10/07/15 (b)	5,800	5,800,000
California Pollution Control Financing Authority, RB, VRDN (b):
Air Products & Chemicals, Inc., Series B, 0.01%, 10/01/15	9,000	9,000,000
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.06%, 10/07/15	7,505	7,505,000
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.06%, 10/07/15	2,160	2,160,000
California Pollution Control Financing Authority, Refunding RB, VRDN, Pacific Gas & Electric Co., Series E (JPMorgan Chase Bank LOC), 0.01%, 10/01/15 (b)	400	400,000
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.10%, 10/07/15 (b)	4,540	4,540,000
California State Health Facilities Financing Authority, RB, RBC Municipal Products, Inc. Trust, VRDN, FLOATS, Series E-21 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 10/01/15 (a)(b)(c)	7,100	7,100,000
California Statewide Communities Development Authority, HRB, VRDN, M/F Housing, Series A (Fannie Mae Guarantor) (b):
2nd Street Senior Apartments, Series TT, AMT, 0.04%, 10/07/15	2,255	2,255,000
Greentree Senior Apartments Project, Series P, AMT, 0.04%, 10/07/15	7,350	7,350,000
California Statewide Communities Development Authority, RB, VRDN (b):
Alhambra-Mace Ranch (East West Bank LOC) (Federal Home Loan Bank LOC) 0.02%, 10/07/15	6,950	6,950,000
Kimberly Woods, Series B (Fannie Mae Liquidity Agreement), 0.03%, 10/07/15	500	500,000

Portfolio Abbreviations

ACES	Adjustable Convertible Extendible Securities	FHA	Federal Housing Administration	MRB	Mortgage Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds	P-FLOATS	Puttable Floating Rate Securities
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	PUTTERS	Puttable Tax-Exempt Receipts
BAN	Bond Anticipation Notes	HRB	Housing Revenue Bonds	RB	Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	IDA	Industrial Development Authority	ROCS	Reset Option Certificates
COP	Certificates of Participation	IDRB	Industrial Development Revenue Bonds	SBPA	Stand-by Bond Purchase Agreements
DRIVERS	Derivative Inverse Tax-Exempt Receipts	LOC	Letter of Credit	S/F	Single-Family
EDA	Economic Development Authority	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders	TRAN	Tax Revenue Anticipation Notes
FLOATS	Floating Rate Securities	M/F	Multi-Family	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BIF California Municipal Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
California Statewide Communities Development Authority, RB, VRDN (b) (continued):
M/F Housing, Oakmont of Alameda Project, Series WW, AMT (East West Bank LOC) (Federal Home Loan Bank LOC), 0.03%, 10/07/15	$12,680	$12,680,000
California Statewide Communities Development Authority, Refunding RB, VRDN, John Muir Health (Wells Fargo Bank NA LOC), 0.01%, 10/01/15 (b)	1,200	1,200,000
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities (Union Bank NA LOC), 0.01%, 10/07/15 (b)	1,700	1,700,000
City of Carlsbad California, HRB, VRDN, M/F Housing, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.04%, 10/07/15 (b)	13,215	13,215,000
City of San Francisco California Public Utilities Commission Water Revenue (Wells Fargo Bank NA LOC), 0.04%, 11/19/15	5,000	5,000,000
City of San Jose California, Refunding, HRB, VRDN, M/F Housing, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.08%, 10/07/15 (b)	2,000	2,000,000
City of Santa Rosa California, HRB, VRDN, M/F Housing, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.05%, 10/07/15 (b)	1,940	1,940,000
County of Contra Costa California, 0.09%, 12/10/15	13,900	13,900,000
County of Riverside California Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.14%, 10/07/15 (b)	3,300	3,300,000
County of Riverside California Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.03%, 10/07/15 (a)(b)(c)	1,675	1,675,000
East Bay Municipal Utility District, Water System, RB:
0.08%, 11/03/15	25,000	25,000,000
0.08%, 12/03/15	8,000	8,000,000
VRDN (Citibank NA SBPA), 0.03%, 10/07/15 (a)(b)	3,200	3,200,000
Eastern Municipal Water District, Refunding RB:
Series A, 0.06%, 11/09/15 (d)	13,075	13,075,000
VRDN, Series A (Bank of Tokyo Mitsubishi UFJ SBPA), 0.01%, 10/07/15 (b)	7,000	7,000,000
VRDN, Series C (Wells Fargo Bank NA SBPA), 0.01%, 10/07/15 (b)	3,200	3,200,000
Elsinore Valley Municipal Water District, COP, Refunding VRDN, Series B (Bank of America NA LOC), 0.03%, 10/07/15 (b)	1,465	1,465,000
Fontana California Unified School District, GO, VRDN, FLOATS (AGM) (JPMorgan Chase Bank NA Liquidity Agreement), 0.10%, 10/01/15 (a)(b)(c)	5,595	5,595,000
Irvine Ranch Water District, Refunding, Special Assessment Bonds, Series A-2, 0.05%, 3/15/16 (d)	3,295	3,295,000
Kern County Housing Authority, Auburn Heights Apartment Project, 0.40%, 12/01/15	1,500	1,500,000
Los Angeles County Sanitation Districts Financing Authority, Refunding RB, Capital Projects, Dist No. 14, Sub-Series A, 2.00%, 10/01/15	3,660	3,660,172

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles County Schools, RB, Pooled TRAN, Series A-3, 2.00%, 6/30/16	$2,000	$2,024,307
Los Angeles Department of Water & Power, Refunding RB, VRDN (b):
Sub-Series B-3 (Royal Bank of Canada SBPA), 0.01%, 10/01/15	15,300	15,300,000
Sub-Series B-3 (Royal Bank of Canada SBPA), 0.01%, 10/07/15	1,700	1,700,000
Sub-Series B-5 (Bank of Montreal SBPA), 0.01%, 10/07/15	3,000	3,000,000
Sub-Series B-6 (Bank of Montreal SBPA), 0.01%, 10/01/15	2,400	2,400,000
Sub-Series B-8 (Bank of Montreal SBPA), 0.01%, 10/07/15	2,700	2,700,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2, 0.01%, 10/07/15 (b)	7,200	7,200,000
Oakland Joint Powers Financing Authority, RB, Series A, VRDN, Fruitvale Transit (Citibank NA SBPA), 0.02%, 10/07/15 (b)	2,475	2,475,000
Orange County, Special Assessment Bonds, VRDN (Sumitomo Mitsui Banking SBPA), 0.01%, 10/07/15 (b)	3,500	3,500,000
Palomar California Community College District, GO, VRDN, FLOATS (JPMorgan Chase Bank NA Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	6,200	6,200,000
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (California State Teachers Retirement System LOC, State Street Bank & Trust Co. LOC), 0.01%, 10/01/15 (b)	4,505	4,505,000
Riverside County Transportation Commission, Refunding RB, Series B, VRDN (Bank of Tokyo Mitsubishi UFJ SBPA), 0.01%, 10/07/15 (b)	16,640	16,640,000
Sacramento Municipal Utility District, Refunding RB, Series K, VRDN (Bank of America NA LOC), 0.01%, 10/07/15 (b)	5,000	5,000,000
Sacramento Transportation Authority, Refunding RB, VRDN, Series A (Mizuho Bank Ltd. SBPA), 0.01%, 10/07/15 (b)	3,200	3,200,000
San Diego County Regional Transportation Commission, RB, VRDN, Series A (JPMorgan Chase Bank NA SBPA), 0.01%, 10/07/15 (b)	10,500	10,500,000
San Diego County Regional Transportation Commission, Refunding RB, VRDN (b):
FLOATS (JPMorgan Chase Bank NA Liquidity Agreement), 0.03%, 10/07/15 (a)(c)	2,220	2,220,000
Series C (Mizuho Tokyo Bank Ltd. SBPA), 0.01%, 10/07/15	8,300	8,300,000
San Diego County Water Authority:
0.06%, 10/15/15	5,000	5,000,000
(Bank of Tokyo Mitsubishi UFJ SBPA), 0.07%, 10/02/15	4,000	4,000,000
San Diego Housing Authority, HRB, VRDN, M/F Housing, Studio 15, Series B, AMT (Citibank NA LOC), 0.03%, 10/07/15 (b)	4,430	4,430,000
San Francisco City & County Airports San Francisco International Airport, Refunding RB, AMT, VRDN, 2nd Series A-1 (JPMorgan Chase NA LOC), 0.02%, 10/07/15 (b)	21,965	21,965,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	9

Schedule of Investments (concluded)	BIF California Municipal Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
San Francisco City & County Redevelopment Agency, Special Tax, VRDN, Community Facility District No.4 (Bank of America NA LOC), 0.02%, 10/07/15 (b)	$14,975	$14,975,000
Santa Clara Valley Transportation Authority, Refunding RB, VRDN (Sumitomo Mitsui Banking SBPA), 0.01%, 10/07/15 (b)	3,000	3,000,000
Santa Clara Valley Water District, (Bank of Tokyo Mitsubishi UFJ SBPA), 0.05%, 11/09/15	5,000	5,000,000
Southern California Public Power Authority, Refunding RB, VRDN, Magnolia Power Project, Series A-2 (Wells Fargo Bank NA LOC), 0.01%, 10/07/15 (b)	16,745	16,745,000
State of California, GO, Refunding (Royal Bank of Canada LOC), 0.04%, 12/01/15	3,750	3,750,000
State of California, GO, Refunding, VRDN (b):
FLOATS, Series 2661 (Wells Fargo Bank NA Credit Agreement, Wells Fargo Bank NA SBPA), 0.05%, 10/07/15 (a)(c)	31,808	31,807,500
Kindergarten, Series A-2 (State Street Bank and Trust Co. LOC), 0.01%, 10/01/15	5,100	5,100,000
Kindergarten, Series B-1 (Citibank NA LOC), 0.01%, 10/01/15	2,200	2,200,000

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Refunding, VRDN (b) (continued):
Kindergarten, Series B-2 (Citibank NA LOC), 0.01%, 10/01/15	$2,415	$2,415,000
Series A, Sub-Series A-2 (Royal Bank Canada LOC), 0.01%, 10/07/15	4,000	4,000,000
Series B, Sub-Series B-1 (Bank of America NA LOC), 0.01%, 10/07/15	3,000	3,000,000
Series B-1 (JPMorgan Chase Bank NA LOC), 0.01%, 10/07/15	5,000	5,000,000
University of California, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4401 (JPMorgan Chase Bank NA Liquidity Agreement), 0.03%, 10/07/15 (a)(b)(c)	2,000	2,000,000
University of California, Refunding RB, VRDN (b):
Series AL-1, 0.01%, 10/07/15	7,500	7,500,000
Series AL-4, 0.01%, 10/07/15	5,000	5,000,000
Upland Community Redevelopment Agency, Refunding RB, VRDN (Federal Home Loan Bank LOC), 0.02%, 10/07/15 (b)	10,840	10,840,000
Total Investments (Cost — $539,203,464*) — 100.2%		539,203,464
Liabilities in Excess of Other Assets — (0.2)%		(1,242,808)

Net Assets — 100.0%		$537,960,656

Notes to Schedule of Investments

*	Cost for federal income tax purposes

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$539,203,464	—	$539,203,464
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $84,490 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Connecticut — 74.2%
Capital City Connecticut EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.02%, 10/07/15 (a)	$4,570	$4,570,000
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.02%, 10/07/15	1,340	1,340,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.03%, 10/07/15	6,980	6,980,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
AMT, Sub-Series B-5 (Bank of Tokyo-Mitsubishi SBPA), 0.02%, 10/07/15	4,000	4,000,000
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank SBPA), 0.01%, 10/01/15	5,000	5,000,000
Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 10/07/15	8,500	8,500,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.02%, 10/07/15 (a)	6,580	6,580,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.02%, 10/07/15 (a)	16,500	16,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Hotchkiss School, Series A (U.S. Bank NA SBPA), 0.01%, 10/07/15	4,100	4,100,000
Yale University, Series V-1, 0.01%, 10/01/15	2,000	2,000,000

Municipal Bonds	Par (000)	Value
Connecticut (continued)
County of Hartford Metropolitan District, GO, BAN, Series B, 5.00%, 11/04/15	$3,000	$3,014,002
State of Connecticut, RB, Special Tax Obligation, 5.00%, 1/01/16	305	308,701
Town of Easton Connecticut, GO, Refunding, BAN, 1.00%, 12/15/15	1,000	1,001,686
Town of Greenwich Connecticut, GO, Refunding, 1.25%, 1/21/16	3,000	3,010,337
Town of Killingly Connecticut, GO, Refunding, BAN, 2.00%, 4/28/16	1,000	1,009,770
Town of Manchester Connecticut, GO, Series B, 4.00%, 11/16/15	350	351,594
Town of Plainfield Connecticut, GO, BAN, 1.00%, 3/30/16	2,500	2,508,439
Town of Stratford Connecticut, GO, Series D, 4.00%, 12/15/15 (b)	300	302,281
Town of West Hartford Connecticut, GO, Series A, 2.00%, 1/15/16	1,050	1,055,698
University of Connecticut, RB, Series A, 3.00%, 2/15/16	850	858,684
Total Investments (Cost — $72,991,192*) — 74.2%		72,991,192
Other Assets Less Liabilities — 25.8%		25,338,764

Net Assets — 100.0%		$98,329,956

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$72,991,192	—	$72,991,192
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $25,127,193 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	11

Schedule of Investments September 30, 2015 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 88.9%
City of Peabody Massachusetts, GO, Refunding, Series A, 2.00%, 11/15/15	$605	$606,370
City of Salem Massachusetts, GO, 1.00%, 12/03/15	2,000	2,002,444
Massachusetts Bay Transportation Authority, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.05%, 10/07/15 (a)(b)	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, VRDN, M/F Housing, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.03%, 10/07/15 (a)	3,500	3,500,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Boston University, Series U-3 (Northern Trust Company LOC), 0.01%, 10/07/15	2,500	2,500,000
Holy Cross College, FLOATS, Series 1336 (Credit Suisse AG SBPA), 0.14%, 10/07/15 (b)(c)	3,550	3,550,000
Woodbriar Senior Living Facility, FLOATS, RBC Municipal Product, Inc. Trust, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.03%, 10/01/15 (b)(c)	3,025	3,025,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Boston University, Series U-6C (TD Bank NA LOC), 0.01%, 10/01/15 (a)	5,750	5,750,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN (a):
Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.01%, 10/01/15	2,700	2,700,000
Partners Healthcare System, Series P2 (JPMorgan Chase Bank NA SBPA), 0.01%, 10/07/15	3,200	3,200,000
Stonehill College, Series K (JPMorgan Chase Bank NA LOC), 0.01%, 10/01/15	635	635,000
Tufts University, Series G (Wells Fargo NA SBPA), 0.01%, 10/01/15	5,160	5,160,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Harvard University, Series R, 0.01%, 10/01/15	500	500,000
Tufts University, Series N-2 (Wells Fargo Bank NA SBPA), 0.01%, 10/01/15	3,700	3,700,000
Wellesley College, Series I, 0.01%, 10/07/15	1,900	1,900,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Housing Finance Agency, RB, Quincy Point, M/F Housing, 0.33%, 1/01/17 (d)	$2,000	$2,000,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (Bank of America NA LOC) (a):
Development, Garlock Printing Corp., 0.25%, 10/07/15	210	210,000
Gem Group, Inc. Issue, 0.25%, 10/07/15	210	210,000
Massachusetts Industrial Finance Agency, Refunding RB, VRDN, FHA, Chestnut House Apartments (Sumitomo Mitsui Banking LOC), 0.02%, 10/07/15 (a)	2,400	2,400,000
Massachusetts School Building Authority, RB, Sales Tax Revenue, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.03%, 10/07/15 (a)(b)(c)	2,125	2,125,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Contract Assistance, Series A-2 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 10/07/15 (a)	5,500	5,500,000
Massachusetts Water Resources Authority, Refunding RB, VRDN (a)(b):
Eagle Tax-Exempt Trust, Series 2006-0054, Class A (AGM) (Citibank NA SBPA), 0.02%, 10/07/15	2,095	2,095,000
FLOATS, RBC Municipal Product, Inc. Trust, Series E-42 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 10/01/15 (c)	3,000	3,000,000
Town of Ayer Massachusetts, GO, Refunding, BAN, 1.00%, 11/20/15	3,244	3,247,289
University of Massachusetts Building Authority, RB, Senior Series 1:
2.00%, 11/01/15	700	701,106
VRDN (JPMorgan Chase Bank NA SBPA), 0.02%, 10/07/15 (a)	2,415	2,415,000
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.22%, 4/27/16 (a)	2,905	2,905,000
Total Investments (Cost — $70,537,209*) — 88.9%		70,537,209
Other Assets Less Liabilities — 11.1%		8,772,330

Net Assets — 100.0%		$79,309,539

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

See Notes to Financial Statements.

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$70,537,209	—	$70,537,209
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $8,746,158 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	13

Schedule of Investments September 30, 2015 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 67.6%
Borough of Fanwood New Jersey, GO, BAN, 1.00%, 3/01/16	$5,694	$5,705,695
Borough of Fort Lee New Jersey, GO, Refunding, 1.25%, 11/25/15	3,277	3,280,820
Borough of Hawthorne New Jersey, GO, BAN, Refunding, 1.00%, 10/30/15	480	480,243
Borough of Oradell New Jersey, GO, BAN, 1.00%, 4/08/16	2,500	2,507,274
Borough of Pompton Lakes New Jersey, GO, BAN, Refunding, 1.00%, 12/18/15	2,998	3,002,258
Borough of Somerville New Jersey, GO, BAN, 1.00%, 10/15/15	6,000	6,002,214
Borough of Tenafly New Jersey, GO, BAN, 1.50%, 5/13/16	1,930	1,942,892
Burlington County Bridge Commission, RB, 1.25%, 2/01/16	900	902,872
County of Camden New Jersey Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.05%, 10/07/15 (a)	1,395	1,395,000
County of Cape May Municipal Utilities Authority, Refunding RB, Series A (AGM), 5.75%, 1/01/16	890	902,351
County of Essex New Jersey Improvement Authority, HRB, VRDN, ACES, Pooled Government Loan Program (Wells Fargo Bank NA LOC), 0.01%, 10/07/15 (a)	1,120	1,120,000
County of Morris New Jersey, GO, Refunding, 3.00%, 2/01/16	625	631,151
County of Ocean New Jersey, GO, Refunding, Series B, 4.00%, 12/01/15	400	402,587
County of Union New Jersey Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.01%, 10/01/15 (a)	1,405	1,405,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.01%, 10/07/15 (a)	8,940	8,940,000
Garden State Preservation Trust, RB, Series A (AGM) (b):
5.80%, 11/02/15	350	351,730
Election of 2005, 5.80%, 11/02/15	2,940	2,954,291
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.01%, 10/07/15	12,500	12,500,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.20%, 10/07/15	5,225	5,225,000
New Jersey EDA, Refunding RB, VRDN (a):
Exxon Mobil Corp. Project, 0.01%, 10/01/15	7,950	7,950,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.17%, 10/07/15	5,400	5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.02%, 10/07/15 (a)	5,245	5,245,000
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.02%, 10/07/15 (a)(c)(d)	1,500	1,500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.01%, 10/07/15	8,175	8,175,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a) (continued):
Series A-4 (TD Bank NA LOC), 0.02%, 10/07/15	$10,085	$10,085,000
Virtua Health (Wells Fargo Bank NA LOC), 0.02%, 10/07/15	5,195	5,195,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (a):
Hospital Capital Asset Financing, Series A (JPMorgan Chase NA LOC), 0.02%, 10/07/15	1,000	1,000,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.01%, 10/07/15	3,980	3,980,000
New Jersey Housing & Mortgage Finance Agency, RB, VRDN, S/F, AMT, Series V (Bank of America NA SBPA), 0.02%, 10/07/15 (a)	13,000	13,000,000
New Jersey State Education Facilities Authority, Tender Option Bond Trust Receipts/Certificates, Refunding RB, Princeton University, VRDN (Bank of America NA SBPA), 0.02%, 10/07/15 (a)(c)(d)	2,000	2,000,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement) (a)(c)(d):
Series L-35, 0.04%, 10/07/15	17,090	17,090,000
Series L-36, 0.04%, 10/07/15	19,300	19,300,000
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT (a)(b)(c):
Series 1055 (AGM) (Bank of America NA SBPA), 0.09%, 10/07/15	6,710	6,710,000
Series 2008-1066 (Bank of America SBPA), 0.12%, 10/07/15	3,290	3,290,000
Township of Bloomfield New Jersey, GO, BAN, 1.50%, 1/15/16	2,955	2,964,305
Township of Branchburg New Jersey, GO, Refunding BAN, 1.25%, 10/08/15	3,676	3,676,222
Township of East Hanover New Jersey, GO, BAN, Refunding, 1.00%, 11/24/15	1,852	1,853,445
Township of Edison New Jersey, GO, BAN, Refunding:
1.00%, 2/12/16	4,210	4,219,215
1.00%, 2/12/16	7,530	7,546,617
Township of Little Falls New Jersey, GO, BAN, Refunding, Series B, 1.00%, 1/06/16	2,993	2,997,370
Township of Middle New Jersey, GO, Refunding, BAN, 1.00%, 11/12/15	4,923	4,925,826
Township of Montville New Jersey, GO, BAN, Refunding, 1.00%, 10/09/15	1,550	1,550,220
Township of Mount Laurel New Jersey, GO, BAN, Refunding, Series B, 1.00%, 3/10/16	2,716	2,722,256
Township of Mount Olive New Jersey, GO, Refunding, 2.00%, 5/16/16	820	827,888
Total Investments (Cost — $202,854,742*) — 67.6%		202,854,742
Other Assets Less Liabilities — 32.4%		97,071,924

Net Assets — 100.0%		$299,926,666

See Notes to Financial Statements.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$202,854,742	—	$202,854,742
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $94,247,860 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	15

Schedule of Investments September 30, 2015 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 99.9%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.04%, 10/07/15 (a)	$3,765	$3,765,000
City of New York New York, GO, VRDN (a):
Series A-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 10/07/15	2,000	2,000,000
Sub-Series D-3B (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.01%, 10/01/15	3,000	3,000,000
Sub-Series D-4 (TD Bank NA SBPA), 0.01%, 10/01/15	12,000	12,000,000
Sub-Series F-7 (Royal Bank of Canada LOC), 0.01%, 10/01/15	10,300	10,300,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 10/01/15	6,600	6,600,000
Sub-Series L (U.S. Bank NA LOC), 0.01%, 10/01/15	900	900,000
City of New York New York, Refunding GO, VRDN, Sub-Series D-3A (California Public Employee Retirement LOC), 0.01%, 10/01/15 (a)	5,300	5,300,000
City of North Tonawanda New York, GO, Refunding, BAN, 1.25%, 5/05/16	4,668	4,686,615
County of Dutchess New York IDA, RB, VRDN, Marist College, Series A (TD Bank NA LOC), 0.04%, 10/07/15 (a)	3,105	3,105,000
County of Erie New York, IDA, Schools Facilities Revenue, FLOATS, Tender Option Bond Trust Receipts/Certificates, RB, AGM, VRDN (JPMorgan Chase Bank NA Liquidity Agreement), 0.06%, 10/01/15 (a)(b)(c)	3,270	3,270,000
County of Essex New York, GO, BAN, Series F, 1.00%, 12/18/15	3,370	3,374,500
County of Monroe New York IDA, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/15 (a)(b)	5,205	5,205,000
County of Nassau New York IDA, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.02%, 10/07/15 (a)	13,500	13,500,000
County of Onondaga New York IDA, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/15 (a)	7,085	7,085,000
County of Oswego New York IDA, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/15 (a)	1,030	1,030,000
County of Rensselaer New York IDA, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	4,320	4,320,000
County of Saratoga New York, RB, VRDN, Hospital Project (HSBC Bank USA NA LOC), 0.02%, 10/07/15 (a)	2,495	2,495,000
East Moriches Union Free School District, GO, 1.50%, 6/17/16	4,900	4,931,242
Franklin County Civic Development Corp., Refunding RB, VRDN, Alice Hyde Medical Center, Series A (HSBC Bank USA NA LOC), 0.02%, 10/07/15 (a)	3,300	3,300,000
Gorham-Middlesex Central School District, GO, Refunding BAN, 1.50%, 6/21/16	5,061	5,092,402

Municipal Bonds	Par (000)	Value
New York (continued)
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.03%, 10/07/15 (a)(b)(c)	$4,625	$4,625,000
New York City Housing Development Corp., MRB, VRDN, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.02%, 10/07/15 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN (a):
50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.02%, 10/07/15	7,000	7,000,000
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.02%, 10/07/15	10,900	10,900,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.02%, 10/07/15	3,235	3,235,000
M/F Housing, Balton, Series A (Freddie Mac LOC), 0.01%, 10/07/15	800	800,000
M/F Housing, Series K-2 (Wells Fargo Bank NA LOC), 0.02%, 10/07/15	12,365	12,365,000
M/F Housing Mortgage, 50th Avenue Development, Series A (Wells Fargo Bank NA LOC), 0.02%, 10/07/15	11,700	11,700,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.02%, 10/07/15	12,065	12,065,000
New York City Housing Development Corp., Refunding RB, VRDN (a):
M/F Housing, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.01%, 10/07/15	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA), 0.07%, 10/07/15 (b)(c)	5,905	5,905,000
New York City Industrial Development Agency, RB, VRDN (a):
Air Express International Corp. Project, AMT (Citibank NA LOC), 0.05%, 10/07/15	8,000	8,000,000
Jamaica First Parking LLC (TD Bank NA LOC), 0.02%, 10/07/15	2,730	2,730,000
Korean Air Lines Co. Ltd. Project, Series C, AMT (Kookmin Bank LOC), 0.09%, 10/07/15	6,600	6,600,000
New York Law School Project, Series A (JPMorgan Chase Bank NA LOC), 0.01%, 10/07/15	2,490	2,490,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, RB, VRDN (a):
Sub-Series A-4 (Northern Trust Corp. SBPA), 0.01%, 10/01/15	16,600	16,600,000
Sub-Series A-4 (Wells Fargo Bank NA SBPA), 0.01%, 10/01/15	2,030	2,030,000
Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 10/07/15	1,600	1,600,000
New York City Transitional Finance Authority, Future Tax Secured Revenue, Refunding RB, VRDN, Sub-Series A-4 (TD Bank NA SBPA), 0.01%, 10/01/15 (a)	9,900	9,900,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
2nd General Resolution, Series AA (TD Bank NA SBPA), 0.01%, 10/01/15	1,500	1,500,000

See Notes to Financial Statements.

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BIF New York Municipal Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Water & Sewer System, Refunding RB, VRDN (a) (continued):
2nd General Resolution, Series AA-6 (Mizuho Bank Ltd. SBPA), 0.01%, 10/01/15	$2,000	$2,000,000
2nd General Resolution, Series BB-4 (Wells Fargo Bank NA SBPA), 0.01%, 10/01/15	1,445	1,445,000
Municipal Water Finance Authority, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.01%, 10/01/15	14,200	14,200,000
Municipal Water Finance Authority, FLOATS, Series 2043 (Morgan Stanley Bank Liquidity Agreement), 0.03%, 10/07/15 (b)(c)	3,482	3,482,393
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.01%, 10/07/15 (a)	14,600	14,600,000
New York Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-1 (Royal Bank of Canada LOC), 0.01%, 10/01/15 (a)	10,600	10,600,000
New York Mortgage Agency, RB, S/F Housing, AMT, VRDN, Series 132 (Royal Bank of Canada SBPA), 0.02%, 10/01/15 (a)	6,465	6,465,000
New York State Dormitory Authority, RB, VRDN (a):
Eagle Dorm, Series 2006-0164, Class A (Citibank NA SBPA), 0.03%, 10/07/15	7,200	7,200,000
ROCS, Series RR-II-11843 (BHAC) (Citibank NA SBPA), 0.03%, 10/01/15 (b)(c)	8,000	8,000,000
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University, Consolidated 5th Series C (Bank of America NA LOC), 0.02%, 10/07/15	3,995	3,995,000
City University, Consolidated 5th, Series D (TD Bank NA LOC), 0.01%, 10/07/15	4,200	4,200,000
Cornell University, Series B (JPMorgan Chase Bank NA SBPA), 0.01%, 10/07/15	4,040	4,040,000
FFT Senior Communities, Inc. (HSBC Bank NA LOC), 0.02%, 10/07/15	2,550	2,550,000
Long Island University, Series A-2 (TD Bank NA LOC), 0.02%, 10/07/15	3,500	3,500,000
Personal Income Tax Revenue, PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.03%, 10/01/15 (b)(c)	5,325	5,325,000
New York State Environmental Facilities Corp., Refunding RB, PUTTERS, VRDN, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.03%, 10/01/15 (a)(c)	2,450	2,450,000
New York State HFA, HRB, VRDN (a):
125 West 31st Street, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.02%, 10/07/15	20,300	20,300,000
M/F Housing, 175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.07%, 10/07/15	700	700,000
M/F Housing, 363 West 30th Street, Series A, AMT (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.02%, 10/07/15	12,150	12,150,000
M/F Housing, 625 West 57th Street, Series A (Bank of New York Mellon Trust LOC), 0.01%, 10/07/15	5,000	5,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State HFA, HRB, VRDN (a) (continued):
M/F Housing, 625 West 57th Street, Series A-1 (Bank of New York Mellon Trust LOC), 0.01%, 10/07/15	$11,690	$11,690,000
M/F Housing, 855 6th Ave., Series A (Wells Fargo Bank NA LOC), 0.01%, 10/07/15	6,600	6,600,000
New York State HFA, Refunding, HRB, VRDN (a):
Series L (Bank of America NA LOC), 0.01%, 10/07/15	7,600	7,600,000
Series M-2 (Bank of America NA LOC), 0.06%, 10/07/15	2,985	2,985,000
New York State Urban Development Corp., Refunding RB, VRDN (a):
Austin Trust, Series 2008-3508 (AGM) (Bank of America NA LOC), 0.07%, 10/07/15 (b)	6,450	6,450,000
Series 2004 A-3 (JPMorgan Chase Bank NA SBPA), 0.03%, 10/07/15	16,025	16,025,000
Series A3-D (JPMorgan Chase Bank NA SBPA), 0.03%, 10/07/15	7,000	7,000,000
Port Authority of New York & New Jersey, RB, Austin Trust, VRDN, AMT, Series 2008-1066 (Bank of America SBPA), 0.12%, 10/07/15 (a)(b)	5,480	5,480,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.03%, 10/07/15	14,000	14,000,000
FLOATS, Series 3321 (Credit Suisse AG SBPA), 0.02%, 10/07/15	835	835,000
PUTTERS, Series 2945, AMT (JPMorgan Chase Bank NA SBPA), 0.05%, 10/01/15	1,665	1,665,000
ROCS, Series 14086 (Citibank NA Liquidity Agreement), 0.06%, 10/07/15	2,050	2,050,000
South Colonie Central School District, GO, BAN, 1.50%, 7/15/16	3,545	3,568,073
Taconic Hills Central School District at Craryville, GO, Refunding, BAN, 1.50%, 7/01/16	5,828	5,867,141
Town of Huntington New York, GO, BAN, Series A, 1.00%, 12/09/15	835	836,037
Town of LaGrange New York, GO, Refunding, BAN, Series A, 1.00%, 3/25/16	2,685	2,692,772
Town of Lockport New York, GO, BAN, 1.00%, 12/15/15	2,838	2,841,025
Town of Wappinger New York, GO, Refunding, BAN, Series A, 1.00%, 3/25/16	4,406	4,416,803
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN (a):
Austin Trust, Series 2008-1184 (Bank of America NA LOC), 0.07%, 10/07/15 (b)(c)	4,300	4,300,000
Sub-Series B-2 (Wells Fargo Bank NA LOC), 0.01%, 10/01/15	7,000	7,000,000
Sub-Series B-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.01%, 10/07/15	14,000	14,000,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.07%, 10/07/15 (a)	5,080	5,080,000
Village of Ossining New York, GO, Refunding, BAN, 1.00%, 11/18/15	3,362	3,365,140
Village of Sleepy Hollow New York, GO, Refunding, BAN, Series A, 1.00%, 11/24/15	1,547	1,547,932

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	17

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Wappingers Central School District, GO, Refunding, BAN, Series A, 1.50%, 7/08/16	$4,380	$4,408,900
West Genesee Central School District, GO, BAN, 1.00%, 10/23/15	2,500	2,500,972
Westchester County Industrial Development Agency, RB (TD Bank NA LOC), Series B, VRDN, 0.02%, 10/07/15 (a)	4,570	4,570,000
Yonkers New York IDA, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.01%, 10/07/15 (a)	19,300	19,300,000
Total Investments (Cost — $533,136,947*) — 99.9%		533,136,947
Other Assets Less Liabilities — 0.1%		588,578

Net Assets — 100.0%		$533,725,525

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$533,136,947	—	$533,136,947
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $32,737 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 99.7%
City of Akron Ohio, Refunding RB, 3.00%, 12/01/15	$100	$100,442
City of Brecksville Ohio, GO, BAN, Service Center Garage Improvement, 1.00%, 6/15/16	380	381,742
City of Cincinnati Ohio, GO, Refunding, Series B, 2.25%, 12/01/15	100	100,321
City of Cincinnati Ohio Water System Revenue, Refunding RB, Series A:
3.00%, 12/01/15	170	170,799
4.00%, 12/01/15	350	352,245
City of Cleveland Ohio, GO, Series A, 5.00%, 10/01/15 (a)	450	450,059
City of Cleveland Ohio Airport System, Refunding RB, VRDN, Series D (Bank of America NA LOC), 0.02%, 10/07/15 (b)	4,950	4,950,000
City of Columbus Ohio, GO, Series B, 5.00%, 2/15/16	210	213,687
City of Columbus Ohio, GO, VRDN, 0.01%, 10/07/15 (b)	3,000	3,000,000
City of Cuyahoga Falls Ohio, GO, BAN, Various Purpose, 1.00%, 12/03/15	540	540,737
City of Hamilton Ohio, RB, Series B, VRDN (Federal Home Loan Bank LOC), 0.15%, 10/07/15 (b)	710	710,000
City of Kettering Ohio, GO, 1.00%, 12/01/15	100	100,121
City of Marietta Ohio, GO, BAN, Various Purpose, 1.00%, 5/13/16	660	661,414
City of Mason Ohio, GO, BAN, Building Acquisition Improvement, 1.25%, 12/15/15	970	972,074
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/09/16	300	300,920
City of North Olmsted Ohio, GO, 0.30%, 2/03/16	1,335	1,335,000
City of Oberlin, GO, Refunding, 2.00%, 12/01/15	95	95,272
Columbus Regional Airport Authority, RB, AMT, VRDN (BHAC) (b):
0.03%, 10/07/15	3,560	3,560,000
Flight Safety International, Series B, 0.03%, 10/07/15	5,070	5,070,000
County of Allen Ohio Hospital Facility, Refunding RB, VRDN, Catholic Healthcare Partners, Series C (Union Bank NA, LOC), 0.01%, 10/01/15 (b)	3,845	3,845,000
County of Athens Ohio Port Authority, RB, VRDN, Housing for Ohio, Inc. Project (Barclays Bank PLC LOC), 0.02%, 10/07/15 (b)	5,500	5,500,000
County of Belmont Ohio, GO, BAN, 1.50%, 4/22/16	400	402,341
County of Butler Ohio, GO, Refunding, 3.00%, 12/01/15	135	135,603
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage & Service Center LLC Project (JPMorgan Chase Bank LOC), 0.02%, 10/07/15 (b)	4,580	4,580,000
County of Fairfield Ohio, GO, 1.00%, 12/01/15	710	710,819
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, M/F Housing, AMT (Fannie Mae Guarantor, Liquidity Agreement), 0.04%, 10/07/15 (b)	3,100	3,100,000
County of Franklin Ohio Hospital Facilities, RB, Series A, 5.00%, 11/15/15	245	246,453
County of Franklin Ohio Nationwide Children’s Hospital, RB, VRDN, 0.01%, 10/07/15 (b)	400	400,000
County of Hamilton Ohio, GO, Refunding:
4.00%, 12/01/15	25	25,156
5.00%, 12/01/15	100	100,794

Municipal Bonds	Par (000)	Value
Ohio (continued)
County of Hamilton Ohio Sewer System Revenue, Refunding RB, 2.00%, 12/01/15	$50	$50,140
County of Logan Ohio, GO, BAN, 1.00%, 1/27/16	715	716,276
County of Lorain Ohio Port Authority, RB, VRDN, St. Ignatius High School Project (U.S. Bank NA LOC), 0.03%, 10/07/15 (b)	1,130	1,130,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series C (Barclays Bank PLC, SBPA), 0.01%, 10/01/15 (b)	9,000	9,000,000
Cuyahoga Community College District, RB, Series C, 4.00%, 2/01/16	50	50,608
Lake Local School District/Stark County, GO, Refunding, 1.00%, 12/01/15	200	200,219
Northeast Ohio Regional Sewer District, Refunding RB, 5.00%, 11/15/15	300	301,707
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.02%, 10/07/15 (b)	3,400	3,400,000
Ohio Air Quality Development Authority, Refunding RB, VRDN, AEP Generation Resources, Inc. Project, Series A (Mizuho Bank Ltd), 0.02%, 10/07/15 (b)	3,000	3,000,000
Ohio HFA, RB, VRDN, S/F Housing, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.03%, 10/07/15 (b)	2,800	2,800,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, S/F Housing, Series A02, AMT (Wells Fargo Bank NA SBPA), 0.08%, 10/07/15 (b)(c)(d)	50	50,000
Ohio Higher Educational Facility Commission, Refunding RB:
4.00%, 12/01/15	125	125,750
Series A, 5.00%, 12/01/15	150	151,196
Ohio State Building Authority, RB, Administration Building, Series A, 4.00%, 10/01/15	200	200,020
Ohio State Building Authority, Refunding RB, Series C, 5.00%, 10/01/15	100	100,013
Ohio State Turnpike Commission, Refunding RB, Series A:
3.25%, 2/15/16	100	101,073
5.50%, 2/15/16	400	408,032
Ohio State University, RB, VRDN, Series B, 0.01%, 10/07/15 (b)	3,000	3,000,000
Ohio State University, Refunding RB, Series A, 5.00%, 12/01/15	100	100,808
Ohio State Water Development Authority, 5.25%, 12/01/15	100	100,846
Ohio State Water Development Authority, RB, Series A, 5.00%, 12/01/15	150	151,182
Ohio State Water Development Authority, Refunding RB:
2.50%, 12/01/15	100	100,376
Series B (AGM), 5.50%, 12/01/15	50	50,444
Ohio University, Refunding RB, 5.00%, 12/01/15	200	201,550
South-Western City School District, GO, 3.00%, 12/01/15	600	602,727
State of Ohio, 5.00%, 3/01/16 (a)	300	306,063
State of Ohio, GO, VRDN, Series B (b):
Common Schools, 0.01%, 10/07/15	2,270	2,270,000
Infrastructure Improvement, 0.01%, 10/07/15	300	300,000
State of Ohio, RB:
Development Assistance, Logistics & Distribution Program, Series A, 5.00%, 10/01/15 (e)	700	700,092

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	19

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

Municipal Bonds	Par (000)	Value
Ohio (continued)
State of Ohio, RB (continued):
VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.20%, 10/07/15 (b)	$2,700	$2,700,000
State of Ohio Higher Educational Facilities Commission, Refunding RB:
Oberlin College, 5.25%, 10/01/15	700	700,096
VRDN, Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA Liquidity Agreement), 0.01%, 10/01/15 (b)	3,700	3,700,000
University of Toledo, RB, Refunding, Series A, 3.50%, 6/01/16	185	188,542
Wooster City School District, GO, Refunding, 4.00%, 12/01/15	600	603,810
Total Investments (Cost — $79,672,569*) — 99.7%		79,672,569
Other Assets Less Liabilities — 0.3%		265,124

Net Assets — 100.0%		$79,937,693

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$79,672,569	—	$79,672,569
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $447,017 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF New Jersey Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$539,203,464	$72,991,192	$70,537,209	$202,854,742
Cash	84,490	25,127,193	8,746,158	94,247,860
Receivables:
Interest	125,022	158,734	45,793	467,034
Investments sold	111,500	70,000	—	2,400,000
From the Manager	6,434	19,067	25,360	—
Prepaid expenses	15,924	8,593	8,613	10,621

Total assets	539,546,834	98,374,779	79,363,133	299,980,257

Liabilities
Payables:
Investments purchased	1,502,000	—	—	—
Officer’s and Trustees’ fees	6,102	1,558	1,355	3,408
Other affiliates	4,523	796	585	2,485
Investment advisory fees	—	—	—	7,999
Other accrued expenses	73,553	42,469	51,654	39,699

Total liabilities	1,586,178	44,823	53,594	53,591

Net Assets	$537,960,656	$98,329,956	$79,309,539	$299,926,666

Net Assets Consist of
Paid-in capital[2]	$537,959,399	$98,335,580	$79,309,494	$299,919,947
Undistributed net investment income	273	52	45	219
Undistributed net realized gain (accumulated net realized loss)	984	(5,676)	—	6,500

Net Assets, $1.00 net asset value per share	$537,960,656	$98,329,956	$79,309,539	$299,926,666

[1] Investments at cost — unaffiliated	$539,203,464	$72,991,192	$70,537,209	$202,854,742
[2] Shares outstanding, unlimited number of shares authorized, par value $0.10 per share	537,361,709	98,215,751	79,241,732	299,762,269

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	21

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund

Assets
Investments at value — unaffiliated[1]	$533,136,947	$79,672,569
Cash	32,737	447,017
Receivables:
Interest	292,891	148,031
Investments sold	335,000	—
Capital shares sold	—	82,173
From the Manager	—	17,143
Prepaid expenses	17,351	8,942

Total assets	533,814,926	80,375,875

Liabilities
Payables:
Investments purchased	—	409,924
Officer’s and Trustees’ fees	5,401	1,294
Other affiliates	4,154	587
Investment advisory fees	6,407	—
Other accrued expenses	73,439	26,377

Total liabilities	89,401	438,182

Net Assets	$533,725,525	$79,937,693

Net Assets Consist of
Paid-in capital[2]	$533,676,325	$79,937,646
Undistributed net investment income	378	47
Undistributed net realized gain	48,822	—

Net Assets, $1.00 net asset value per share	$533,725,525	$79,937,693

[1] Investments at cost — unaffiliated	$533,136,947	$79,672,569
[2] Shares outstanding, unlimited number of shares authorized, par value $0.10 per share	533,646,863	79,834,779

See Notes to Financial Statements.

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF New Jersey Municipal Money Fund

Investment Income
Interest	$219,648	$39,103	$31,698	$195,680

Expenses
Investment advisory	1,428,674	253,086	188,408	798,381
Service and distribution	324,406	63,048	46,437	188,844
Transfer agent	50,230	5,764	7,045	16,194
Professional	30,470	23,791	37,791	27,094
Accounting services	25,167	5,397	4,758	11,711
Registration	19,403	10,333	10,700	12,234
Officer and Trustees	11,345	4,668	4,302	7,688
Custodian	9,509	3,041	2,379	6,337
Printing	4,756	2,837	2,746	3,934
Miscellaneous	19,488	7,563	7,556	12,867

Total expenses	1,923,448	379,528	312,122	1,085,284
Less:
Fees waived by the Manager	(1,372,890)	(253,086)	(188,408)	(711,168)
Service and distribution fees waived	(324,406)	(63,048)	(46,437)	(188,844)
Other expenses waived and/or reimbursed by the Manager	(6,611)	(27,423)	(45,593)	—
Fees paid indirectly	—	(1,944)	—	(5,605)

Total expenses after fees waived and/or reimbursed and paid indirectly	219,541	34,027	31,684	179,667

Net investment income	107	5,076	14	16,013

Realized Loss
Net realized loss from investments	(424)	(5,676)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$(317)	$(600)	$14	$16,013

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	23

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund

Investment Income
Interest	$267,350	$45,103

Expenses
Investment advisory	1,383,026	214,268
Service and distribution	329,378	53,338
Transfer agent	41,902	5,398
Professional	30,745	23,425
Accounting services	23,155	4,941
Registration	20,998	10,327
Officer and Trustees	10,705	4,301
Custodian	9,055	1,964
Printing	4,665	2,746
Miscellaneous	19,997	11,354

Total expenses	1,873,626	332,062
Less:
Fees waived by the Manager	(1,277,001)	(213,854)
Service and distribution fees waived	(329,378)	(53,338)
Other expenses waived and/or reimbursed by the Manager	—	(23,385)
Fees paid indirectly	—	(680)

Total expenses after fees waived and/or reimbursed and paid indirectly	267,247	40,805

Net investment income	103	4,298

Realized Gain
Net realized gain from investments	6,570	—

Net Increase in Net Assets Resulting from Operations	$6,673	$4,298

See Notes to Financial Statements.

24	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Statements of Changes in Net Assets

	BIF California Municipal Money Fund		BIF Connecticut Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$107	$225	$5,076	$788
Net realized gain (loss)	(424)	2,020	(5,676)	110

Net increase (decrease) in net assets resulting from operations	(317)	2,245	(600)	898

Distributions to Shareholders From[1]
Net investment income	(107)	(485)	(5,076)	(824)
Net realized gain	—	(8,802)	—	(256)

Decrease in net assets resulting from distributions to shareholders	(107)	(9,287)	(5,076)	(1,080)

Capital Share Transactions
Net proceeds from sale of shares	1,608,284,274	3,474,860,164	130,413,944	297,456,468
Reinvestment of distributions	32	9,133	5,021	1,047
Cost of shares redeemed	(1,676,869,427)	(3,540,423,343)	(138,649,447)	(326,190,366)

Net decrease in net assets derived from capital share transactions	(68,585,121)	(65,554,046)	(8,230,482)	(28,732,851)

Net Assets
Total decrease in net assets	(68,585,545)	(65,561,088)	(8,236,158)	(28,733,033)
Beginning of period	606,546,201	672,107,289	106,566,114	135,299,147

End of period	$537,960,656	$606,546,201	$98,329,956	$106,566,114

Undistributed net investment income, end of period	$273	$273	$52	$52

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	25

Statements of Changes in Net Assets

	BIF Massachusetts Municipal Money Fund		BIF New Jersey Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$14	$27	$16,013	$2,409
Net realized gain	—	80	—	88,683

Net increase in net assets resulting from operations	14	107	16,013	91,092

Distributions to Shareholders From[1]
Net investment income	(14)	(85)	(16,013)	(2,638)
Net realized gain	—	(149)	—	(82,280)

Decrease in net assets resulting from distributions to shareholders	(14)	(234)	(16,013)	(84,918)

Capital Share Transactions
Net proceeds from sale of shares	200,752,842	306,781,937	474,467,309	934,739,645
Reinvestment of distributions	4	215	15,842	84,839
Cost of shares redeemed	(197,767,334)	(311,152,536)	(510,775,059)	(979,340,839)

Net increase (decrease) in net assets derived from capital share transactions	2,985,512	(4,370,384)	(36,291,908)	(44,516,355)

Net Assets
Total increase (decrease) in net assets	2,985,512	(4,370,511)	(36,291,908)	(44,510,181)
Beginning of period	76,324,027	80,694,538	336,218,574	380,728,755

End of period	$79,309,539	$76,324,027	$299,926,666	$336,218,574

Undistributed net investment income, end of period	$45	$45	$219	$219

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

26	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Statements of Changes in Net Assets

	BIF New York Municipal Money Fund		BIF Ohio Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$103	$204	$4,298	$551
Net realized gain	6,570	51,697	—	3,462

Net increase in net assets resulting from operations	6,673	51,901	4,298	4,013

Distributions to Shareholders From[1]
Net investment income	(103)	(626)	(4,298)	(592)
Net realized gain	—	(27,040)	—	(3,456)

Decrease in net assets resulting from distributions to shareholders	(103)	(27,666)	(4,298)	(4,048)

Capital Share Transactions
Net proceeds from sale of shares	1,099,537,989	2,067,455,568	169,484,983	251,745,586
Reinvestment of distributions	21	27,505	4,234	4,020
Cost of shares redeemed	(1,118,559,080)	(2,111,277,650)	(164,859,942)	(266,135,384)

Net increase (decrease) in net assets derived from capital share transactions	(19,021,070)	(43,794,577)	4,629,275	(14,385,778)

Net Assets
Total increase (decrease) in net assets	(19,014,500)	(43,770,342)	4,629,275	(14,385,813)
Beginning of period	552,740,025	596,510,367	75,308,418	89,694,231

End of period	$533,725,525	$552,740,025	$79,937,693	$75,308,418

Undistributed net investment income, end of period	$378	$378	$47	$47

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	27

Financial Highlights	BIF California Municipal Money Fund

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0004
Net realized gain (loss)	(0.0000)[2]		0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase (decrease) from investment operations	(0.0000)		0.0000	0.0001	0.0000	0.0001	0.0004

Distributions from:[3]
Net investment income	(0.0000)[2]		(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0001)	(0.0004)
Net realized gain	—		(0.0000)[2]	(0.0001)	(0.0000)[2]	(0.0000)[2]	—

Total distributions	(0.0000)		(0.0000)	(0.0001)	(0.0000)	(0.0001)	(0.0004)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%	0.00%	0.01%	0.04%

Ratio to Average Net Assets
Total expenses	0.66%	[6]	0.66%	0.65%	0.64%	0.62%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	[6]	0.08%	0.12%	0.21%	0.21%	0.33%

Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.01%	0.04%

Supplemental Data
Net assets, end of period (000)	$537,961		$606,546	$672,107	$901,056	$1,055,359	$1,229,341

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

28	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Financial Highlights	BIF Connecticut Municipal Money Fund

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0001		0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000	[1]	—
Net realized gain (loss)	(0.0000)[2]		0.0000 [1]	0.0001	—	0.0000	[1]	0.0000 [1]

Net increase from investment operations	0.0001		0.0000	0.0001	0.0000	0.0000		0.0000

Distributions from:[3]
Net investment income	(0.0001)		(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]		—
Net realized gain	—		(0.0000)[2]	(0.0001)	(0.0000)[2]	—		(0.0000)[2]

Total distributions	(0.0001)		(0.0000)	(0.0001)	(0.0000)	(0.0000)		(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return[4]
Based on net asset value	0.01%	[5]	0.00%	0.01%	0.00%	0.00%		0.00%

Ratio to Average Net Assets
Total expenses	0.75%	[6]	0.75%	0.74%	0.72%	0.71%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	[6]	0.07%	0.10%	0.18%	0.19%		0.32%

Net investment income	0.01%	[6]	0.00%	0.00%	0.00%	0.00%		0.00%

Supplemental Data
Net assets, end of period (000)	$98,330		$106,566	$135,299	$158,440	$181,310		$232,421

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	29

Financial Highlights	BIF Massachusetts Municipal Money Fund

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014		2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	—
Net realized gain	—		0.0000 [1]	0.0000	[1]	0.0006	0.0000 [1]	—

Net increase from investment operations	0.0000		0.0000	0.0000		0.0006	0.0000	—

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	—
Net realized gain	—		(0.0000)[3]	—		(0.0006)	(0.0000)[3]	—

Total distributions	(0.0000)		(0.0000)	(0.0000)		(0.0006)	(0.0000)	—

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%		0.06%	0.00%	0.00%

Ratio to Average Net Assets
Total expenses	0.83%	[6]	0.83%	0.79%		0.76%	0.73%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%	[6]	0.09%	0.15%		0.24%	0.23%	0.35%

Net investment income	0.00%	[6]	0.00%	0.00%		0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$79,310		$76,324	$80,695		$131,718	$150,888	$162,853

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

30	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Financial Highlights	BIF New Jersey Municipal Money Fund

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014		2013		2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Net investment income	0.0001		0.0000 [1]	0.0000	[1]	0.0000	[1]	0.0001	0.0004
Net realized gain	—		0.0003	0.0000	[1]	0.0000	[1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001		0.0003	0.0000		0.0000		0.0001	0.0004

Distributions from:[2]
Net investment income	(0.0001)		(0.0000)[3]	(0.0000)[3]		(0.0000)[3]		(0.0001)	(0.0004)
Net realized gain	—		(0.0003)	(0.0000)[3]		(0.0000)[3]		(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)		(0.0003)	0.0000		0.0000		(0.0001)	(0.0004)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	[5]	0.03%	0.00%		0.00%		0.01%	0.04%

Ratio to Average Net Assets
Total expenses	0.68%	[6]	0.68%	0.68%		0.68%		0.67%	0.65%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%	[6]	0.14%	0.19%		0.26%		0.30%	0.37%

Net investment income	0.01%	[6]	0.00%	0.00%		0.00%		0.01%	0.04%

Supplemental Data
Net assets, end of period (000)	$299,927		$336,219	$380,729		$377,525		$422,655	$607,969

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	31

Financial Highlights	BIF New York Municipal Money Fund

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	—
Net realized gain	0.0000	[1]	0.0001	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000		0.0001	0.0002	0.0000	0.0000	0.0000

Distributions from:[2]
Net investment income	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—
Net realized gain	—		(0.0001)	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)		(0.0001)	(0.0002)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	[5]	0.01%	0.02%	0.00%	0.00%	0.00%

Ratio to Average Net Assets
Total expenses	0.67%	[6]	0.67%	0.66%	0.65%	0.64%	0.62%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%	[6]	0.10%	0.13%	0.21%	0.21%	0.34%

Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$533,726		$552,740	$596,510	$707,355	$906,852	$996,972

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

32	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Financial Highlights	BIF Ohio Municipal Money Fund

	Six Months Ended September 30, 2015 (Unaudited)		Year Ended March 31,
			2015	2014		2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0001		0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0004
Net realized gain	—		0.0000 [1]	0.0000	[1]	—	0.0000	[1]	—

Net increase from investment operations	0.0001		0.0000	0.0000		0.0000	0.0000		0.0004

Distributions from:[2]
Net investment income	(0.0001)		(0.0000)[3]	(0.0000)[3]		(0.0000)[3]	(0.0000)[3]		(0.0004)
Net realized gain	—		(0.0000)[3]	—		(0.0000)[3]	—		(0.0000)[3]
Return of capital	—		—	—		(0.0020)	—		—

Total distributions	(0.0001)		(0.0000)	(0.0000)		(0.0020)	(0.0000)		(0.0004)

Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total Return[4]
Based on net asset value	0.01%	[5]	0.00%	0.00%		0.20%	0.00%		0.04%

Ratio to Average Net Assets
Total expenses	0.77%	[6]	0.77%	0.80%		0.77%	0.77%		0.70%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%	[6]	0.10%	0.13%		0.22%	0.21%		0.38%

Net investment income	0.01%	[6]	0.00%	0.00%		0.00%	0.00%		0.04%

Supplemental Data
Net assets, end of period (000)	$79,938		$75,308	$89,694		$82,542	$100,592		$126,607

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	33

Notes to Financial Statements

1. Organization:

BIF Multi-State Municipal Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BIF California Municipal Money Fund	BIF California	Non-diversified
BIF Connecticut Municipal Money Fund	BIF Connecticut	Non-diversified
BIF Massachusetts Municipal Money Fund	BIF Massachusetts	Non-diversified
BIF New Jersey Municipal Money Fund	BIF New Jersey	Non-diversified
BIF New York Municipal Money Fund	BIF New York	Non-diversified
BIF Ohio Municipal Money Fund	BIF Ohio	Non-diversified

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective September 2015, the arrangement with its custodian for earning credits on uninvested cash balances has ceased and the custodian will be imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

34	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchies for each Fund’s investments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of the Manager for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.500%
$500 Million — $1 Billion	0.425%
Greater than $1 Billion	0.375%

For the six months ended September 30, 2015, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York	BIF Ohio
Amounts reimbursed	$3,019	$457	$366	$1,555	$2,745	$366

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive a portion of management and service fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, service and distribution fees waived and/or other expenses waived and/or reimbursed by the Manager. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	35

Notes to Financial Statements (continued)

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended September 30, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	BIF California	BIF Connecticut	BIF Massachusetts	BIF New Jersey	BIF New York	BIF Ohio
Purchases	$242,768,226	$22,726,136	$17,500,756	$14,191,916	$284,033,561	$24,200,347
Sales	$184,344,080	$20,800,588	$12,601,269	—	$168,401,903	$24,590,656

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended March 31, 2015. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

6. Principal Risks:

Each Fund invests a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

36	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Notes to Financial Statements (concluded)

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statement.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	37

Disclosure of Investment Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BIF Multi-State Municipal Series Trust (the “Trust”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the separate investment advisory agreements (collectively, the “Agreements”) between the Trust, and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Fund,” and collectively, the “Funds”).

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and the Funds perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Trust’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

38	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreements (continued)

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the separate Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2016. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	39

Disclosure of Investment Advisory Agreements (continued)

prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board noted that for the one-, three- and five-year periods reported, BIF New Jersey Municipal Money Fund ranked in the first, second and first quartiles, respectively, against its Lipper Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, BIF New York Municipal Money Fund ranked in the first, second and fourth quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the five-year period.

The Board noted that for the one-, three- and five-year periods reported, BIF Ohio Municipal Money Fund ranked in the third, first and first quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period.

The Board noted that for the one-, three- and five-year periods reported, BIF Massachusetts Municipal Money Fund ranked in the third, first and second quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period.

The Board noted that for the one-, three- and five-year periods reported, BIF Connecticut Municipal Money Fund ranked in the third, fourth and fourth quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-, three-, and five-year periods.

The Board noted that for the one-, three- and five-year periods reported, BIF California Municipal Money Fund ranked in the fourth, fourth and second quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate com-

40	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreements (continued)

pared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act Fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the contractual management fee rate of each of BIF Connecticut Municipal Money Fund, BIF Massachusetts Municipal Money Fund and BIF Ohio Municipal Money Fund ranked in the third quartile, and that the actual management fee rate and total expense ratio of each of these Funds ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that BIF New York Municipal Money Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of BIF California Municipal Money Fund and BIF New Jersey Municipal Money Fund ranked in the third quartile, and that the actual management fee rate and total expense ratio of each of these Funds ranked in the fourth and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board determined that BIF California Municipal Money Fund’s total expense ratio was appropriate in light of the median total expense ratio paid by its Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of each Fund’s fees and/or reimburse each Fund’s operating expenses as necessary. These waivers and/or reimbursements may be discontinued at any time without notice.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	41

Disclosure of Investment Advisory Agreements (concluded)

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Funds. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the separate Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, as applicable, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

42	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, President and Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Chief Executive Officer and Trustee

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 25, 2015, John Perlowski was appointed to serve as a Trustee of the Trust.

Effective May 18, 2015, Ian A. MacKinnon resigned as a Trustee of the Trust.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110 Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Distributor BlackRock Investments, LLC New York, NY 10022 Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Legal Counsel Sidley Austin LLP New York, NY 10019 Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	43

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent, at (800) 221-7210.

Availability of Quarterly Schedule of investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month year ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

44	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2015	45

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BIFSTATES-9/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: December 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: December 2, 2015

3